AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 69.4%
	APPAREL — 1.4%
1,675	NIKE, Inc. - Class B	$279,172

	AUTO MANUFACTURERS — 2.4%
845	Cummins, Inc.	184,328
280	Tesla, Inc.*	295,899
		480,227
	AUTO PARTS & EQUIPMENT — 1.6%
7,115	BorgWarner, Inc.	320,673

	BANKS — 3.9%
3,715	Customers Bancorp, Inc.*	242,850
10,695	First BanCorp1	147,377
8,675	Hanmi Financial Corp.	205,424
9,765	Horizon Bancorp, Inc.	203,600
		799,251
	BEVERAGES — 1.1%
855	Constellation Brands, Inc. - Class A	214,579

	BIOTECHNOLOGY — 2.1%
4,670	Corteva, Inc.	220,798
2,840	Gilead Sciences, Inc.	206,212
		427,010
	CHEMICALS — 1.0%
1,835	FMC Corp.	201,648

	COMMERCIAL SERVICES — 5.6%
1,120	Automatic Data Processing, Inc.	276,170
830	Cintas Corp.	367,831
18,490	CoreCivic, Inc.*	184,345
7,200	Heidrick & Struggles International, Inc.	314,856
		1,143,202
	COMPUTERS — 6.4%
820	Accenture PLC1	339,931
1,465	Apple, Inc.	260,140
42,040	StarTek, Inc.*	219,449
7,270	Western Digital Corp.*	474,077
		1,293,597
	DISTRIBUTION/WHOLESALE — 0.9%
6,280	G-III Apparel Group Ltd.*	173,579

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ELECTRONICS — 2.0%
1,350	Garmin Ltd.1	$183,829
15,030	TTM Technologies, Inc.*	223,947
		407,776
	FOOD — 0.8%
2,530	Lamb Weston Holdings, Inc.	160,351

	FOREST PRODUCTS & PAPER — 1.1%
6,085	Clearwater Paper Corp.*	223,137

	HEALTHCARE-PRODUCTS — 1.4%
780	Intuitive Surgical, Inc.*	280,254

	HEALTHCARE-SERVICES — 0.9%
6,390	Select Medical Holdings Corp.	187,866

	HOME BUILDERS — 0.9%
2,350	Century Communities, Inc.	192,206

	INSURANCE — 1.0%
2,615	Stewart Information Services Corp.	208,494

	INTERNET — 9.7%
225	Alphabet, Inc. - Class A*	651,834
80	Amazon.com, Inc.*	266,747
1,755	Baidu, Inc. - ADR*,[1]	261,127
125	Booking Holdings, Inc.*	299,904
635	Meta Platforms, Inc.*	213,582
450	Netflix, Inc.*	271,098
		1,964,292
	METAL FABRICATE/HARDWARE — 0.8%
10,395	TimkenSteel Corp.*	171,518

	PHARMACEUTICALS — 1.1%
830	Eli Lilly & Co.	229,263

	REITS — 1.2%
3,880	PotlatchDeltic Corp. - REIT	233,654

	RETAIL — 4.5%
200	AutoZone, Inc.*	419,278
2,375	BlueLinx Holdings, Inc.*	227,430
475	Costco Wholesale Corp.	269,657
		916,365

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 4.7%
2,000	Advanced Micro Devices, Inc.*	$287,800
4,240	Micron Technology, Inc.	394,956
930	NVIDIA Corp.	273,522
		956,278
	SOFTWARE — 9.0%
980	Adobe, Inc.*	555,719
4,120	Donnelley Financial Solutions, Inc.*	194,217
395	Intuit, Inc.	254,072
1,990	Microsoft Corp.	669,277
11,180	Sciplay Corp. - Class A*	154,060
		1,827,345
	TELECOMMUNICATIONS — 1.9%
10,805	Juniper Networks, Inc.	385,847

	TRANSPORTATION — 2.0%
1,930	Atlas Air Worldwide Holdings, Inc.*	181,652
880	FedEx Corp.	227,603
		409,255
	TOTAL COMMON STOCKS
	(Cost $12,797,620)	14,086,839
	EXCHANGE-TRADED FUNDS — 18.2%
1,225	Aberdeen Standard Physical Palladium Shares ETF - ETF*	215,808
4,140	Direxion Daily S&P 500 Bull 3X - ETF	593,717
13,835	Energy Select Sector SPDR Fund - ETF	767,842
16,860	Financial Select Sector SPDR Fund - ETF	658,383
1,253	Global X MSCI Norway ETF - ETF	38,217
1,815	iShares China Large-Cap ETF - ETF	66,393
4,870	iShares Core MSCI Emerging Markets ETF - ETF	291,518
3,305	iShares MSCI Australia ETF - ETF	82,063
1,630	iShares MSCI Austria ETF - ETF	41,483
2,165	iShares MSCI Brazil ETF - ETF	60,772
2,540	iShares MSCI Canada ETF - ETF	97,612
950	iShares MSCI Peru ETF - ETF	28,139
990	iShares MSCI Thailand ETF - ETF	75,379
3,890	ProShares UltraPro S&P 500 - ETF	593,458
3,210	VanEck Russia ETF - ETF	85,579
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,747,574)	3,696,363

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 12.6%
2,560,367	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.01%[2,3]	$2,560,367
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,560,367)	2,560,367

	TOTAL INVESTMENTS — 100.2%
	(Cost $18,105,561)	20,343,569
	Liabilities in Excess of Other Assets — (0.2)%	(48,419)

	TOTAL NET ASSETS — 100.0%	$20,295,150

PLC – Public Limited Company
ADR – American Depository Receipt
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of December 31, 2021, the aggregate value of those securities was $2,396,808, representing 11.8% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Multi-Strategy Alternatives Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	Cowen Financial Product - AXS Multi-Strat Long	Receive	OBRF01*	Monthly	8/31/2022	$3,840,146	$-	$127,433
Cowen	Cowen Financial Product - AXS Multi-Strat Short	Pay	OBRF01*	Monthly	8/31/2022	(3,732,850)	-	(165,170)
TOTAL EQUITY SWAP CONTRACTS								$(37,737)

*	OBFR01 - Overnight Bank Funding Rate, 0.07% as of December 31, 2021

Equity Swap Top 50 Holdings^

Cowen Financial Product - AXS Multi-Strat Long		EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap’s Notional Amount
5,880	iShares S&P 100 ETF	$1,288,484	33.55%
3,530	SPDR Dow Jones Industrial Average ETF	1,282,520	33.40%
3,190	Invesco QQQ Trust Series 1 ETF	1,269,142	33.05%

Cowen Financial Product - AXS Multi-Strat Short		EQUITIES

Number of Shares	Description	Notional Value	Percentage of Equity Swap’s Notional Amount
(7,885)	Invesco S&P 500 Equal Weight ETF	$(1,283,284)	34.38%
(2,420)	SPDR S&P MidCap 400 ETF	(1,252,786)	33.56%
(5,380)	iShares Russell 2000 ETF	(1,196,781)	32.06%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket. This basket contains only 6 investments.